Recently Issued Accounting Pronouncements	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Statement of Cash Flows - In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. This amendment addresses eight issues which current GAAP does not include specific guidance or is unclear, pertaining to: Debt Prepayment or Debt Extinguishment Costs, Settlement of Zero-Coupon Debt Instruments, Contingent Consideration Payments Made after a Business Combination, Proceeds from the Settlement of Insurance Claims, Proceeds from the Settlement of Corporate-Owned or Bank-Owned Life Insurance Policies, Distributions Received from Equity Method Investees, Beneficial Interest in Securitization Transactions, and Separately Identifiable Cash Flows and Application of the Predominance Principle. ASU 2016-16 is effective for fiscal years beginning after December 15, 2018 and early adoption is permitted. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on our Consolidated Financial Statements.

Credit Losses - In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The ASU alters the current method for recognizing credit losses within the reserve account. Currently, an institution uses the incurred loss method, the new guidance will require the allowance to be recorded on day one for the contractual term of the financial asset. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating this guidance and the impact it will have on our Consolidated Financial Statements.

Stock Compensation - In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in ASU 2016-09 affect all entities that issue share-based payment awards to their employees. The areas for simplification in ASU 2016-09 involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective retrospectively for fiscal years beginning after December 15, 2016 and early adoption is permitted. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on our Consolidated Financial Statements.

Derivatives and Hedging - In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815) - Contingent Put and Call Options in Debt Instruments. The amendments in ASU 2016-06 clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in ASU 2016-06 is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. ASU 2016-06 is effective retrospectively for fiscal years beginning after December 15, 2016 and early adoption is permitted. This guidance is not expected to have a material impact upon adoption on our Consolidated Financial Statements, but disclosures to the Notes thereto will be updated per the requirements.

Leases - In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842): Section A - Leases: Amendments to the FASB Accounting Standards Codification, Section B - Conforming Amendments Related to Leases: Amendment to the FASB Accounting Standards Codification, Section C - Background Information and Basis For Conclusions. Lessees will need to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting. ASU 2016-02 is effective retrospectively for fiscal years beginning after December 15, 2019 and early adoption is permitted. The guidance in ASU 2016-02 supersedes Topic 840, Leases. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on our Consolidated Financial Statements.

Financial Instruments - In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The new standard significantly revises an entity’s accounting related to the classification and measurement of investments in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. ASU 2016-01 is effective retrospectively for fiscal years beginning after December 15, 2017 and early adoption is permitted. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on our Consolidated Financial Statements, if any.

Revenue from Contracts with Customers - In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." Under the amended guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The FASB has voted to approve a year deferral of the effective date from January 1, 2017 to January 1, 2018, while allowing for early adoption. In April 2016, the FASB clarified the following two aspects: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, to provide a limited number of changes to its revenue recognition standard. The amendments clarify the assessment of the likelihood that revenue will be collected from a contract, the guidance for presenting sales taxes and similar taxes, and the timing for measuring customer payments that are not in cash. The amendment also says a contract should be considered complete if all, or substantially all, of its revenue has been collected prior to making the transition to the new standard. In addition, the update clarifies the disclosure requirements for businesses and other organizations that make the transition to the new standard by adjusting amounts from prior reporting periods. The effects have to be disclosed for prior periods that were adjusted. Management is currently evaluating this guidance and does not expect this guidance to have a material impact on our Consolidated Financial Statements; however, changes to disclosures in the Notes thereto will be required.